RNC MUTUAL FUND GROUP, INC.
                        Supplement dated November 4, 1999
                                to the Prospectus
                             Dated January 31, 1999



EFFECTIVE NOVEMBER 8, 1999, ICA Fund Services Corp., 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018, will replace American Data Services, Inc. as the Funds' Transfer Agent and Dividend Disbursing Agent.

The Funds' new address and toll free phone number are as follows:

         RNC Mutual Fund Group, Inc.
         4455 East Camelback Rd., Ste. 261E
         Phoenix, Arizona  85018

         Toll free:  800-576-8229
         Fax: 602-522-8172


ICA Fund Services Corp. is an affiliate of Investment Company Administration, L.L.C., the Funds' Administrator.